Cash Restricted for Use (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Additional Information [Abstract]
Cash Restricted for Use by Type
CASH RESTRICTED FOR USE

	US Dollars
Figures in millions	2019	2018	2017

Non-current	31	35	37

Current
Cash restricted by prudential solvency requirements and other	27	24	18
Cash balances held by the Tropicana - joint venture	6	7	10
	33	31	28
Total cash restricted for use (note 35 and 36)	64	66	65